Segment Information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Operating revenues	R$ 168,050	R$ 154,971	R$ 142,279
Interest margin	103,848	97,712	87,023
Commissions and Banking Fees	47,071	45,731	44,566
Income related to insurance and private pension operations before claim and selling expenses	6,982	6,613	5,407
Other revenues	10,149	4,915	5,283
Cost of Credit	(32,311)	(30,445)	(27,737)
Operating margin	135,739	124,526	114,542
Other operating income (expenses)	(88,183)	(84,826)	(77,848)
Non-interest expenses	(79,416)	(75,759)	(68,930)
Tax expenses for ISS, PIS and COFINS and Other	(9,814)	(9,987)	(9,590)
Share of profit or (loss) in associates and joint ventures	1,047	920	672
Income before income tax and social contribution	47,556	39,700	36,694
Income tax and social contribution	(5,428)	(5,823)	(6,452)
Non-controlling interest in subsidiaries	(1,043)	(772)	(1,035)
Net income	41,085	33,105	29,207
Total assets	2,854,475	2,543,100	2,321,066
Total liabilities	2,633,191	2,344,050	2,143,959
Investments in associates and joint ventures	10,074	9,293	7,443
Fixed assets, net	9,193	9,135	7,767
Goodwill and Intangible assets, net	23,997	23,364	23,114
Retail Banking [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	101,057	96,595	90,509
Interest margin	61,956	59,099	54,881
Commissions and Banking Fees	28,559	28,016	26,787
Income related to insurance and private pension operations before claim and selling expenses	10,542	9,480	8,841
Cost of Credit	(29,819)	(32,139)	(29,908)
Claims	(1,589)	(1,487)	(1,538)
Operating margin	69,649	62,969	59,063
Other operating income (expenses)	(48,552)	(45,560)	(43,512)
Non-interest expenses	(41,946)	(39,085)	(37,302)
Tax expenses for ISS, PIS and COFINS and Other	(6,606)	(6,475)	(6,210)
Income before income tax and social contribution	21,097	17,409	15,551
Income tax and social contribution	(5,482)	(4,232)	(4,594)
Non-controlling interest in subsidiaries	(491)	(78)	45
Net income	15,124	13,099	11,002
Total assets	1,842,885	1,677,189	1,524,983
Total liabilities	1,774,738	1,610,852	1,455,227
Investments in associates and joint ventures	2,343	2,156	2,114
Fixed assets, net	7,490	7,333	5,781
Goodwill and Intangible assets, net	8,808	9,419	8,660
Claims	1,589	1,487	1,538
Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	58,014	54,631	49,229
Interest margin	41,259	39,980	34,701
Commissions and Banking Fees	16,176	14,274	14,143
Income related to insurance and private pension operations before claim and selling expenses	579	377	385
Cost of Credit	(4,675)	(4,803)	(2,392)
Claims	(26)	(22)	(11)
Operating margin	53,313	49,806	46,826
Other operating income (expenses)	(21,248)	(20,373)	(19,482)
Non-interest expenses	(18,438)	(17,722)	(17,019)
Tax expenses for ISS, PIS and COFINS and Other	(2,810)	(2,651)	(2,463)
Income before income tax and social contribution	32,065	29,433	27,344
Income tax and social contribution	(10,502)	(9,022)	(9,076)
Non-controlling interest in subsidiaries	(650)	(655)	(825)
Net income	20,913	19,756	17,443
Total assets	1,418,456	1,228,153	1,175,209
Total liabilities	1,333,954	1,150,141	1,102,834
Fixed assets, net	1,590	1,690	1,282
Goodwill and Intangible assets, net	9,383	8,338	9,062
Claims	26	22	11
Market And Corporation [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	9,887	5,572	2,983
Interest margin	9,232	5,019	2,979
Commissions and Banking Fees	375	309	177
Income related to insurance and private pension operations before claim and selling expenses	280	244	(173)
Operating margin	9,887	5,572	2,983
Other operating income (expenses)	(2,541)	(1,864)	(374)
Non-interest expenses	(1,755)	(1,360)	(312)
Tax expenses for ISS, PIS and COFINS and Other	(786)	(504)	(62)
Income before income tax and social contribution	7,346	3,708	2,609
Income tax and social contribution	(1,879)	(935)	(14)
Non-controlling interest in subsidiaries	(101)	(10)	(254)
Net income	5,366	2,763	2,341
Total assets	243,230	195,290	171,983
Total liabilities	185,422	150,705	144,379
Investments in associates and joint ventures	6,214	5,946	4,798
Ita Unibanco Sa [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	168,958	156,798	142,721
Interest margin	112,447	104,098	92,561
Commissions and Banking Fees	45,110	42,599	41,107
Income related to insurance and private pension operations before claim and selling expenses	11,401	10,101	9,053
Cost of Credit	(34,494)	(36,942)	(32,300)
Claims	(1,615)	(1,509)	(1,549)
Operating margin	132,849	118,347	108,872
Other operating income (expenses)	(72,341)	(67,797)	(63,368)
Non-interest expenses	(62,139)	(58,167)	(54,633)
Tax expenses for ISS, PIS and COFINS and Other	(10,202)	(9,630)	(8,735)
Income before income tax and social contribution	60,508	50,550	45,504
Income tax and social contribution	(17,863)	(14,189)	(13,684)
Non-controlling interest in subsidiaries	(1,242)	(743)	(1,034)
Net income	41,403	35,618	30,786
Total assets	3,048,537	2,696,522	2,469,958
Total liabilities	2,838,080	2,507,587	2,300,224
Investments in associates and joint ventures	8,557	8,102	6,912
Fixed assets, net	9,080	9,023	7,063
Goodwill and Intangible assets, net	18,191	17,757	17,722
Claims	1,615	1,509	1,549
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Operating revenues	(908)	(1,827)	(442)
Interest margin	(8,599)	(6,386)	(5,538)
Commissions and Banking Fees	1,961	3,132	3,459
Income related to insurance and private pension operations before claim and selling expenses	(4,419)	(3,488)	(3,646)
Other revenues	10,149	4,915	5,283
Cost of Credit	2,183	6,497	4,563
Claims	1,615	(1,509)	1,549
Operating margin	2,890	6,179	5,670
Other operating income (expenses)	(15,842)	(17,029)	(14,480)
Non-interest expenses	(17,277)	(17,592)	(14,297)
Tax expenses for ISS, PIS and COFINS and Other	388	(357)	(855)
Share of profit or (loss) in associates and joint ventures	1,047	920	672
Income before income tax and social contribution	(12,952)	(10,850)	(8,810)
Income tax and social contribution	12,435	8,366	7,232
Non-controlling interest in subsidiaries	199	(29)	(1)
Net income	(318)	(2,513)	(1,579)
Total assets	(194,062)	(153,422)	(148,892)
Total liabilities	(204,889)	(163,537)	(156,265)
Investments in associates and joint ventures	1,517	1,191	531
Fixed assets, net	113	112	704
Goodwill and Intangible assets, net	5,806	5,607	5,392
Claims	R$ (1,615)	R$ 1,509	R$ (1,549)